Growth Portfolio (Prospectus Summary) | Growth Portfolio
Growth Portfolio
Objective
The Growth Portfolio seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of large capitalization companies.
Fees and Expenses
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. For shareholders of Class H shares, you may qualify for sales charge discounts if the cumulative net asset value ("NAV") of
Class H shares of the Portfolio purchased in a single transaction, together with the NAV of all Class H shares of a portfolio of Morgan Stanley Institutional
Fund, Inc. (the "Fund") or of a portfolio of Morgan Stanley Institutional Fund
Trust held in related accounts, amounts to $50,000 or more. More information about these and other discounts is available from your financial adviser and in the "Shareholder Information-How To Purchase Class H Shares" section on page 32 of this Prospectus.
Shareholder Fees (feed paid directly from your investment)
Shareholder Fees Growth Portfolio	Class I	Class P	Class H		Class L
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none	none	4.75%	[1]	none
[1]	The sales charge is calculated as a percentage of the offering price. The sales charge is reduced for purchases of $50,000 and over. See "Shareholder Information-How To Purchase Class H Shares."

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Growth Portfolio	Class I	Class P	Class H		Class L
Advisory Fee	0.50%	0.50%	0.50%		0.50%
Distribution and/or Service (12b-1) Fee	none	0.25%	0.25%		0.75%
Other Expenses	0.21%	0.21%	0.21%	[1]	0.21%	[1]
Total Annual Portfolio Operating Expenses	0.71%	0.96%	0.96%		1.46%
[1]	Other expenses have been estimated for the Portfolio's Class H and Class L shares for the current fiscal year.

Example
The example below is intended to help you compare the cost of investing in the
Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Growth Portfolio (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class I	73	227	395	883
Class P	98	306	531	1,178
Class H	568	766	981	1,597
Class L	149	462	797	1,746

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Portfolio shares are held in a taxable account. These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the Example, affect
Portfolio performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 26% of the average value of its portfolio.
Principal Investment Strategies
Under normal market conditions, the Portfolio's "Adviser," Morgan Stanley
Investment Management Inc., seeks to achieve the Portfolio's investment objective by investing primarily in established and emerging companies, with capitalizations within the range of companies included in the Russell 1000®
Growth Index. As of December 31, 2011, these market capitalizations ranged between $117 million and $417.5 billion.

The Adviser emphasizes a bottom-up stock selection process, seeking attractive investments on an individual company basis. In selecting securities for investment, the Adviser seeks to invest in high quality companies it believes have sustainable competitive advantages and the ability to redeploy capital at high rates of return. The Adviser typically favors companies with rising returns on invested capital, above average business visibility, strong free cash flow generation and an attractive risk/reward. The Adviser generally considers selling an investment when it determines the company no longer satisfies its investment criteria.

The Portfolio's equity investments may include common and preferred stocks, convertible securities and equity-linked securities, rights and warrants to purchase common stocks, depositary receipts, exchange-traded funds ("ETFs"), limited partnership interests and other specialty securities having equity features. The Portfolio may invest in privately placed and restricted securities.

The Adviser may invest up to 25% of the Portfolio's net assets in foreign securities, including emerging market securities, and securities classified as
American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"),
American Depositary Shares ("ADSs") or Global Depositary Shares ("GDSs"),
foreign U.S. dollar-denominated securities that are traded on a U.S. exchange or local shares of non-U.S. issuers.

The Portfolio may utilize foreign currency forward exchange contracts, which are derivatives, in connection with its investments in foreign securities.
Principal Risks
There is no assurance that the Portfolio will achieve its investment objective and you can lose money investing in this Portfolio. The principal risks of investing in the Portfolio include:

• Equity Securities. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors, including events that affect particular issuers as well as events that affect entire financial markets or industries. To the extent that the Portfolio invests in convertible securities, and the convertible security's investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

• Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets, which have historically been considered stable, may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Moreover, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. The risks of investing in emerging market countries are greater than risks associated with investments in foreign developed countries. In addition, the Portfolio's investments may be denominated in foreign currencies and therefore, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments. Hedging the Portfolio's currency risks through foreign currency forward exchange contracts involves the risk of mismatching the Portfolio's objectives under a foreign currency forward exchange contract with the value of securities denominated in a particular currency. There is additional risk that such transactions reduce or preclude the opportunity for gain and that currency contracts create exposure to currencies in which the Portfolio's securities are not denominated. The use of foreign currency forward exchange contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract.

• Privately Placed and Restricted Securities. The Portfolio's investments may also include privately placed securities, which are subject to resale restrictions. These securities will have the effect of increasing the level of
Portfolio illiquidity to the extent the Portfolio may be unable to sell or transfer these securities due to restrictions on transfers or on the ability to find buyers interested in purchasing the securities. The illiquidity of the market, as well as the lack of publicly available information regarding these securities, may also adversely affect the ability to arrive at a fair value for certain securities at certain times and could make it difficult for the
Portfolio to sell certain securities.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Performance Information
The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class I shares'
performance from year-to-year and by showing how the Portfolio's average annual returns for the past one, five and 10 year periods compare with those of a broad measure of market performance, as well as an index that represents a group of similar mutual funds, over time. The performance of the other Classes will differ because the Classes have different ongoing fees. The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the
Portfolio will perform in the future. Updated performance information is available online at www.morganstanley.com/im.
Annual Total Returns-Calendar Years

High Quarter 6/30/09 21.08% Low Quarter 12/31/08 -30.45%
Average Annual Total Returns (for the calendar periods ended December 31, 2011)
Average Annual Total Returns Growth Portfolio	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class I	Class I Return before Taxes		(3.01%)	3.34%	3.42%
Class I After Taxes on Distributions	Class I Return after Taxes on Distributions		(3.04%)	3.28%	3.37%
Class I After Taxes on Distributions and Sales	Class I Return after Taxes on Distributions and Sale of Portfolio Shares		(1.91%)	2.86%	2.95%
Class P	Class P Return before Taxes		(3.27%)	3.09%	3.17%
Class H	Class H Return before Taxes	[1]
Class L	Class L Return before Taxes	[1]
Russell 1000 ® Growth Index	Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	[2]	2.64%	2.50%	2.60%
Lipper Large-Cap Growth Funds Index	Lipper Large-Cap Growth Funds Index (reflects no deduction for taxes)	[3]	(2.90%)	0.85%	1.43%
[1]	As of December 31, 2011, the Fund had not commenced offering Class H and Class L shares of the Portfolio. The returns for Class H and Class L shares would be lower than the returns for Class I shares of the Portfolio as expenses of Class H and Class L are higher. Return information for the Portfolio's Class H and Class L shares will be shown in future prospectuses offering the Portfolio's Class H and Class L shares after the Portfolio's Class H and Class L shares have a full calendar year of return information to report.
[2]	The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000® Index is an index of approximately 1,000 of the largest U.S. companies based on a combination of market capitalization and current index membership. It is not possible to invest directly in an index.
[3]	The Lipper Large-Cap Growth Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Large-Cap Growth Funds classification. There are currently 30 funds represented in this Index.

The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. After-tax returns for the Portfolio's other Classes will vary from Class I shares'
returns. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k)
plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods, as applicable.